CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss)/income	$ (26,431)	$ 130,653	$ 83,937
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	234,998	239,181	214,062
Amortization of deferred charges	8,088	7,580	7,731
Amortization of deferred charter revenue	363	(1,062)	(1,428)
Vessel impairment charge	34,093	0	7,389
Adjustment of derivatives to fair value recognized in net income	4,646	4,708	8,374
Capitalized lease debt financing interest	8,142	6,708	2,908
Equity in earnings of associated companies	(2,366)	(2,798)	(2,848)
Gain on sale of assets, net	(15,828)	(5,374)	(18,670)
Repayments from investment in sales-type leases and leaseback assets	4,021	8,640	13,906
Loss on repurchase of bonds	144	1,317	540
Other, net	4,191	(7,255)	1,017
Changes in operating assets and liabilities
Trade accounts receivable	25,319	4,302	(20,941)
Due to/ from related parties	(1,704)	(3,194)	1,821
Other current assets	7,433	(31,151)	(3,127)
Inventories	3,597	(5,657)	4,666
Prepaid expenses and accrued income	(5,001)	(2,026)	638
Trade accounts payable	(26,957)	4,045	22,372
Accrued expenses and other current liabilities	10,395	21,244	20,742
Net cash provided by operating activities	267,143	369,861	343,089
Investing activities
Purchase of vessels, capital improvements and other additions	(70,482)	(644,859)	(264,418)
Proceeds from sale of assets	258,574	22,744	156,200
Net amounts received from associated companies	0	2,810	2,919
Collateral deposits received on swap agreements	0	2,100	1,680
Other investments and long-term assets, net	0	(300)	(275)
Net cash provided by/(used in) investing activities	188,092	(617,505)	(103,894)
Financing activities
Repayments of lease obligation liability	0	(419,341)	(53,654)
Proceeds from issuance of short-term and long-term debt	244,042	1,398,389	944,585
Repayments of short-term and long-term debt	(527,287)	(556,730)	(781,122)
Repurchase of bonds	(11,144)	(133,117)	(205,848)
Debt fees paid	(3,168)	(13,723)	(12,448)
Principal settlements of cross currency swaps, net	(6,265)	(16,534)	(20,412)
Cash received/(paid) for shares issued or repurchased	(10,025)		(10,174)
Cash received/(paid) for shares issued or repurchased		96,250
Cash dividends paid	(125,110)	(138,491)	(122,992)
Net cash provided by/(used in) financing activities	(438,957)	216,703	(262,065)
Net change in cash and cash equivalents	16,278	(30,941)	(22,870)
Cash and cash equivalents at start of the year	134,551	165,492	188,362
Cash and cash equivalents at end of the year	150,829	134,551	165,492
Cash and cash equivalents:
Cash and cash equivalents	150,829	134,551	165,492
Cash and cash equivalents at end of the year	150,829	134,551	165,492
Supplemental disclosure of cash flow information:
Interest paid on debt, swaps and leases, net of capitalized interest	161,669	161,237	148,505
Taxes paid	$ 2,832	$ 8,294	$ 1,986